Share Capital and Warrants	12 Months Ended
Dec. 31, 2025
Share Capital and Warrants
Share Capital and Warrants
20.	Share Capital and Warrants

Shares

Authorized: unlimited number of common shares, without par value

Issued and fully paid: 255,069,516 common shares

Employee share purchase plan

The Company offers an employee share purchase plan to its employees. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. Under this plan, no employee shall acquire common shares which exceed 10% of the issued and outstanding common shares of the issuer at the time of the purchase of the common shares.

October 2025 private placement

On October 29,2025, the Company completed a private placement (the “October 2025 Private Placement”) for aggregate gross proceeds of $82.5 million. The private placement consisted of the issuance of:

LIFE Offering:

• 2,990,000 National flow‑through common shares at a price of $6.69 per share for gross proceeds of $20.0 million;

• 1,444,000 British Columbia flow‑through common shares at a price of $6.93 per share for gross proceeds of $10.0 million; and

• 4,182,000 common shares at a price of $4.78 per share for total gross proceeds of $20.0 million.

Concurrent Private Placement:

●	6,793,798 Common Shares at a price of $4.78 per Common Share for gross proceeds of $32.5 million pursuant to exemptions available under NI 45-106, other than the LIFE Exemption.

The issuance of flow‑through shares resulted in the recognition of a flow‑through share premium liability of $8.8 million, representing the premium paid by subscribers in relation to the tax benefits to be renounced. The premium liability will be drawn down as eligible expenditures are incurred and renounced to investors.

In connection with the private placement, the Company incurred share issuance costs of approximately $4.5 million, including underwriters’ fees equal to 4.5% of gross proceeds. Issuance costs allocated to common shares were recorded as a deduction from share capital, and issuance costs of $0.5 million allocated to the flow‑through share premium were recognized with the premium liability.

August 2025 private placement

On August 15, 2025, the Company completed brokered and non-brokered private placements of units pursuant to which the Company issued an aggregate of 99,065,330 units of the Company at a price of US$2.05 per unit for aggregate gross proceeds of approximately US$203.0 million ($280.3 million) (collectively, the “August 2025 private placements”). The brokered private placement consisted of 58,560,000 units for gross proceeds of approximately US$120.0 million ($165.7 million), and the non-brokered private placement consisted of 40,505,330 units for gross proceeds of approximately US$83.0 million ($114.6 million). Each unit consists of one common share of the Company and one-half of one common share purchase warrant of the Company entitling the holder thereof to purchase one common share at the price of US$2.56 on or prior to August 15, 2027, subject to acceleration. At any time following the 15-month anniversary of the closing date, if the closing price of the common shares on either the TSXV or the NYSE exceeds the exercise price for 20 or more consecutive trading days, the Company may, within 10 days following such occurrence, deliver a notice to the holders thereof accelerating the expiry date of the warrants to a date that is 30 days after the date of such notice.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements, and, as a result, they are classified as current liability on the consolidated statement of financial position and measured at fair value. Their fair value was estimated to US$32.4 million ($44.8 million) for the brokered placement and US$22.4 million ($31 million) for the non-brokered placement at issuance date. This valuation was obtain using the Black-Scholes option pricing model, based on an average of inputs reflecting two scenarios: (i) the full contractual term of the Warrants (24 months), and (ii) the accelerated expiry scenario described above. The assumptions and inputs used in the model are detailed below:

Dividend per share	0%
Expected volatility (i)	83.8%
Risk-free interest rate	3.8%
Expected life	1.67
Exercise price (USD)	2.56
Share price (USD)	2.58
Fair value per warrant (USD)	1.08
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

In connection with the brokered private placement, the agents were paid a cash commission equal to 4.5% of the aggregate gross proceeds. Issuance costs allocated to common shares amounted to $6.0 million. The Company recorded $2.2 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.  In connection with the non-brokered placement, the Company recorded an investment fee to Double Zero Capital LP representing 4.0% of the gross proceeds for an amount of US$3.0 million ($4.1 million), which investment fee was settled by the issuance of 1,464,000 common shares of the Company. Issuance costs allocated to common shares amounted to $3.2 million. The Company recorded $1.2 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.

2024 Brokered private placement

On November 12, 2024, the Company completed a brokered private placement of units pursuant to which the Company issued an aggregate of 31,946,366 units of the Company at a price of US$1.80 per unit for aggregate gross proceeds of approximately US$57.5 million ($80.0 million), including the exercise in full of the options granted to the agents of the offering (the "2024 brokered private placement"). Each unit consists of one common share of the Company and one common share purchase warrant of the Company entitling the holder thereof to purchase one additional common share at a price of US$3.00 on or prior to October 1, 2029.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements and, as a result, they are classified as a current liability on the consolidated statement of financial position and measured at fair value. Their fair value was estimated to US$27.6 million ($38.4 million) at issuance date using the Black-Scholes option pricing model based on the following assumptions and inputs:

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	4.3%
Expected life	4.9 years
Exercise price (USD)	$3.00
Share price (USD)	$1.58
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

In connection with the 2024 brokered private placement, the agents were paid a cash commission equal to 4.5% of the aggregate gross proceeds. Issuance costs allocated to common shares amounted to $2.1 million. For the year ended December 31, 2024, the Company recorded $2.0 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.

2024 Non-brokered private placement

The Company completed a non-brokered private placement of units pursuant to which the Company issued an aggregate of 19,163,410 units of the Company at a price of US$1.80 per unit for aggregate gross proceeds of approximately US$34.5 million ($46.8 million), comprising (i) 13,426,589 units at a price of US$1.80 per unit for gross proceeds of approximately US$24.2 million ($32.6 million), which closed on October 1, 2024 and (ii) 5,736,821 units at a price of US$1.80 per unit for gross proceeds of approximately US$10.3 million ($14.2 million), which closed on October 11, 2024 (the "2024 non-brokered private placement"). Each unit consists of one common share of the Company and one common share purchase warrants of the Company entitling the holder of each common share purchase warrant to purchase one additional common share at a price of US$3.00 on or prior to October 1, 2029.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements and, as a result, they are classified as a current liability on the consolidated statement of financial position and measured at fair value. Their aggregate fair value was estimated to US$24.6 million ($33.5 million) at issuance date using the Black-Scholes option pricing model based on the following weighted average assumptions and inputs:

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	3.7%
Expected life	5.0 years
Exercise price (USD)	$3.00
Share price (USD)	$2.13
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

Issuance costs allocated to common shares amounted to $0.2 million. For the year ended December 31, 2024, the Company recorded $0.5 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.

Warrants

The following table summarizes the Company’s movements for the warrants outstanding:

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of period	78,068,475	7.17	26,958,699	12.93
Issued – 2024 brokered private placement	—	—	31,946,366	4.17
Issued – 2024 non-brokered private placement	—	—	19,163,410	4.07
Issued – 2025 Financing Facility	5,625,031	4.43	—	—
Issued – 2025 Non-Brokered private placement	20,252,661	3.53	—	—
Issued – 2025 Brokered private placement	29,280,000	3.53	—	—
Warrants exercised	(850,000)	4.14	—	—
Balance – End of period	132,376,167	5.71	78,068,475	7.17

The outstanding warrants have the following a maturity dates and exercise terms:

Placement	Classification	Maturity	Number of Warrants	Exercise Price
2022 Brokered private placement	Equity	02-Mar-27	7,752,916		$14.75
2022 Non-brokered private placement	Liability	27-May-27	11,363,933	US$	10.70
2023 Bought deal financing	Equity	02-Mar-26	7,841,850		$8.55
2024 Non-brokered private placement	Liability	01-Oct-29	19,163,410	US$	3.00
2024 Brokered private placement	Liability	01-Oct-29	31,096,366	US$	3.00
2025 Financing facility	Equity	21-Jul-28	5,625,031		$4.43
2025 Non-Brokered private placement	Liability	15-Aug-27	20,252,661	US$	2.56
2025 Brokered private placement	Liability	15-Aug-27	29,280,000	US$	2.56

Capital management

The Company’s objective in managing capital is to safeguard the Company’s ability to continue as a going concern, to maintain a flexible capital structure which optimizes cost of capital at acceptable risk, and to provide reasonable returns to shareholders. The Company manages its capital structure and makes adjustments to is, based on the funds available to the Company in order to support the acquisition, exploration and development of mineral properties. The Company defines capital as long-term debt and credit facility and total equity. In order to maintain or adjust capital structure, the Company may issue new shares, enter into new debt agreement or sell assets to improve working capital. Capital is managed by the Company’s management and governed by the Board of Directors.

	2025	2024
	($)	($)
Long-term debt	140,704	45,817
Total equity	682,689	570,629
Balance – End of period	823,393	616,446

There were no changes in the Company’s approach to capital management during the year ended December 31, 2025, compared to prior year. The Company is not subject to material externally imposed capital requirements.